Accrued liabilities and provisions	9 Months Ended
Sep. 30, 2023
Accrued liabilities and provisions
Accrued liabilities and provisions

22.Accrued liabilities and provisions

	Abandonment		Environmental
	and dismantling		contingencies
	costs	Litigations	and others	Total
Balance as of December 31, 2022	10,006,028	898,251	1,852,215	12,756,494
Abandonment cost update	94,589	—	—	94,589
Additions and (recoveries) (1)	(26,094)	10,598	418,009	402,513
Uses (2)	(437,664)	(772,390)	(228,589)	(1,438,643)
Financial cost	356,336	7,273	17,197	380,806
Financial interest	—	559,609	70,292	629,901
Foreign currency translation	(176,860)	(62,271)	(105,435)	(344,566)
Transfers	—	(22,245)	117,205	94,960
Balance as of September 30, 2023 (Unaudited)	9,816,335	618,825	2,140,894	12,576,054
Current	535,575	97,249	410,518	1,043,342
Non-current	9,280,760	521,576	1,730,376	11,532,712
	9,816,335	618,825	2,140,894	12,576,054
(1)	Mainly includes the recognition of provisions related to potential liabilities, various, and mandatory environmental provision in Ecopetrol S.A.
(2)	Mainly includes uses originating from judgments against Ecopetrol S.A. related to public works contributions. The recognition applied Law 2277 of 2022, with which a benefit was obtained by reducing 50% the interest to be paid to the tax authority.

22.1Contingencies

Refinería de Cartagena S.A.S

1.	Court of arbitration

On September 7, 2023, Refinería de Cartagena S.A.S. was notified of the decision of the international Arbitral Tribunal that resolved the lawsuit filed by the Company against Chicago Bridge & Iron Company N.V., CB&I UK Limited Ltd. and CBI Colombiana S.A. (CB&I), in face of the International Chamber of Commerce, in relation to the engineering, procurement and construction contract for the expansion and modernization of the Refinería de Cartagena. The Arbitration Court ordered CB&I to pay approximately $1,000 USD million plus interest to Refinería de Cartagena. Similarly, the Arbitral Tribunal dismissed CB&I’s claims for close to $400 million USD. Chicago Bridge & Iron Company N.V. and CB&I UK Limited applied for the annulment of the award on September 8, 2023.

On August 4, 2023, Refinería de Cartagena answered to the annulment request and, in addition, requested its confirmation.

The Arbitral Tribunal decision is binding on the parties and, as part of the legal process, it must be confirmed by the Court for the Southern District of New York.

On September 8, 2023, McDermott International, parent company and controlling company of CB&I, reported that it will initiate financial restructuring procedures for its subsidiaries in the United Kingdom and the Netherlands, CB&I UK Limited and Chicago Bridge & Iron Company N.V. respectively, considering the imposed order by an international arbitration court of the International Chamber of Commerce against them. The Company, advised by a global team of lawyers and experts, became an active part of the business reorganization processes in said countries to defend its own interests.

Refinería de Cartagena S.A.S., advised by a global team of lawyers and experts in the field, became an active part of the business reorganization processes in said countries to defend its interests.

Due there are still certain legal matters still under dispute, as of September 30, 2023, the Company has not recognized any effects arising of the aforementioned notification but will continue monitoring the updates.

2.	Investigations of control entities

Office of the Comptroller General:

PRF-80011-2018-33300

In the week of February 20 to 24, 2023, the CGR executed a special visit to Refinería de Cartagena facilities, with the purpose of “(...) establishing whether or not there is fiscal responsibility of the alleged perpetrators involved in it, regarding the harmful events generated by expenses operated between the month of September 2015 to the year 2018, with respect to which there is no record of the concept thereof, in the amount of $9,240,927 USD; and for the amount of $268.71 million USD, an amount that was approved and disbursed for the refinery modernization project, but which is not reflected in the execution of the project”.

On March 1, 2023, a technical report on the results of the visit was ordered; on April 14, 2023, the CGR officials assigned to the Intersectoral Delegate Comptroller number 15 of the Special Investigations Unit against Corruption, the technical report which concluded, among other aspects, the following:

“(...) from the new information provided by Refinería de Cartagena and from the explanations obtained, in the expenses corresponding to the period September 2015 to 2018, registered in group 583, it can be determined that all register not only the third-party beneficiary, but also the concept of the expense associated with each of these third parties.”

“(...) the accounting information was corroborated with the condensed information in the Minutes of the Board of Directors and minutes of the Shareholders’ Meeting, especially those related to the resource injection processes and the documentation related to the loan process with international banks, concluding that indeed, according to said information, the resources injected through capitalization and loan processes referred to either the aforementioned project, the payment and/or service of the debt and the “operation” concept of the Refinery, which was the focus of the analyzes executed in the course of the special visit procedure.”

“(...) if the verified records add up to a total of $375.99 USD million ($186 USD million for start-up tests and $189.9 USD million for operation of the new refinery) and the difference under examination was $269 USD million, the analyzed difference would be covered.”

On April 19, 2023, it was ordered to incorporate the technical report into the process and make it available to the procedural subjects. It is expected that, based on the conclusions of the report, the Delegate Comptroller will make the decision to impute or file the process.

In this process, Ecopetrol and Refinería de Cartagena are considered as entities affected.

At the date of the unaudited interim financial statements there have no changes in the process.

Prosecutor’s Office:

Process 1 – No. 110016000101201600023 - MOA - PIP and EPC

This process is being carried out against some ex-members of the Board of Directors and ex-workers of the Cartagena Refinery, workers of the Chicago Bridge and Iron Company (CB&I) and the Statutory Auditor of the Cartagena Refinery between 2013 and 2015, for the crimes of improper interest in the execution of contracts, embezzlement by appropriation in favor of third parties, illicit enrichment of individuals in favor of third parties and ideological falsehood in public documents.

On March 29, 2022, a hearing was held to lift the house arrest measure for Felipe Laverde Concha and on April 5, 2023, the 34th Municipal Criminal Court with a Function of Guarantees granted him freedom due to the expiration of terms.

From July 25 to 29, 2022, the preparatory hearing was held, where the interlocutory order of decree of evidence was issued, against which the defenders filed appeals. The appeals were granted and will be resolved by the Superior Court of Bogotá.

At the date of the unaudited interim financial statements there have no changes in the process.

Process 2 – No. 110016000101201800132 Business line

This process is being carried out against ex-members of the Board of Directors and an ex-employee of the Refinería de Cartagena for the crimes of aggravated unfair administration and obtaining a false public document.

On November 18, 2019, the preparatory trial hearing was installed, which has been resumed on several occasions, but to date it is suspended pending rescheduling.

At the date of the unaudited interim financial statements there have no changes in the process.

Process 3 – No. 110016000101201800134 - Subscription of the PMC Contract - Foster Wheeler

This process is carried out against two ex-workers of Refinería de Cartagena who acted as ex-President in property and ex-President in charge, for the crime of entering a contract without legal requirements.

On August 18, 2022, a sentence was handed down imposing the minimum sentence for the crime charged, equivalent to 64 months in prison and a fine of 66.66 current monthly legal minimum salaries in Colombia (SMLMV as its acronym in Spanish). On August 25, 2022, the defenders supported the appeal, and the parties were notified for declaration.

The defendants will remain free until the appeals are resolved and, if applicable, the extraordinary appeal before the Supreme Court of Justice.

At the date of the unaudited interim financial statements there have no changes in the process.

Process 4 - No.110016000000201702546 – Principle of opportunity

This process is being carried out against a former employee of Refinería de Cartagena, for charges related to crimes against the public administration and illegal interest in the execution of contracts.

The criminal action is suspended until December 2023, due to the application of the principle of opportunity.

At the date of the unaudited interim financial statements there have no changes in the process.